REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Financial Information of The Company's Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 1,011,639	$ 949,284	$ 879,012
Operating income (loss)	111,825	79,753	45,632
Customer Interactions Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	612,160	592,299	565,993
Operating income (loss)	130,129	115,525	112,027
Security Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	202,281	193,937	185,916
Operating income (loss)	29,237	25,774	27,645
Financial Crime and Compliance Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	197,198	163,048	127,103
Operating income (loss)	46,878	29,449	3,200
Non-Allocated [Member]
Segment Reporting Information [Line Items]
Revenues
Operating income (loss)	$ (94,419)	$ (90,995)	$ (97,240)